Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (32,964,696)	$ (43,300,506)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Deferred Tax (Benefit)	(11,538,095)	(145,293)
Bad Debt Expense	787,299	3,286,494
Interest Capitalized to Notes Payable		1,427,522
Interest Income Capitalized to Principal Balance		(64,085)
Depreciation and Amortization	12,301,466	4,767,396
Loss on Equity Method Investments	2,006,639	1,089,047
Impairment Expense - Investments		817,875
Impairment Expense - Goodwill	5,850,772
Loss on Disposition of Subsidiary		6,090,337
Loss on Extinguishment of Debt	489,647
Non-Cash Operating Lease Costs	844,995	730,881
Accretion of Debt Discount and Loan Origination Fees	1,521,638	953,549
Loss (Gain) on Change in Fair Value of Derivative Liabilities	29,863	(825,000)
(Gain) on Change in Fair Value of Contingent Liabilities and Shares Payable	(28,868,949)	(4,031,634)
Share-Based Compensation	12,755,681	8,709,913
Changes in Operating Assets and Liabilities:
Accounts Receivable	(1,578,992)	2,611,732
Prepaid Expenses and Other Current Assets	(1,566,054)	(2,915,401)
Inventory	(674,275)	681,720
Other Assets	(2,284,841)	(1,881,146)
Accounts Payable and Accrued Liabilities	473,073	2,964,345
Interest Payments on Finance Leases	(14,577)
Income Taxes Payable	1,993,543	(1,140,325)
Operating Lease Liabilities	(812,338)	(712,358)
Other Non-Current Liabilities	463,648	599,688
NET CASH USED IN OPERATING ACTIVITIES	(40,784,553)	(20,285,249)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of Property and Equipment	(27,765,732)	(108,495,825)
Issuance of Note Receivable	(6,717,100)	(2,274,167)
Contributions to Equity Method Investments	(513,343)	(787,502)
Distributions Received from Equity Method Investments	3,001,871	340,780
Cash Acquired in Business Acquisition, Net of Cash Paid	2,793,631	(284,028)
NET CASH USED IN INVESTING ACTIVITIES	(29,200,673)	(111,500,742)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Issuance of Notes Payable, Third Parties and Related Parties	9,421,000	58,209,714
Proceeds from the Issuance of Preferred Shares	31,957,950
Payment on Finance Lease	(20,215)
Redemption of Preferred Shares	(772,718)
Payments on Notes Payable, Third Parties and Related Parties	(9,887,672)	(954,092)
Cash Received Upon Issuance of Equity	303,694	125,859,372
Contributions	3,060,000
Distributions to Preferred Shareholders	(4,000,142)	(1,797,423)
NET CASH PROVIDED BY FINANCING ACTIVITIES	30,061,897	181,317,571
NET (DECREASE) INCREASE IN CASH, RESTRICTED CASH AND CASH EQUIVALENTS	(39,923,329)	49,531,580
Cash, Restricted Cash and Cash Equivalents, Beginning of Year	54,066,831	4,535,251
CASH, RESTRICTED CASH AND CASH EQUIVALENTS, END OF YEAR	14,143,502	54,066,831
SUPPLEMENTAL DISCLOSURE FOR CASH FLOW INFORMATION
Cash Paid for Interest	4,713,783	379,956
Cash Paid for Taxes	4,129,492	2,643,093
Non-Cash Investing and Financing Activities:
Net Assets Acquired From an Acquisition, Excluding Cash Acquired	62,711,127	5,709,615
Proceeds Deposited Into Escrow Account		2,029,932
Purchase of Property and Equipment from Proceeds of Note Payable, Third Parties	242,868	255,757
Conversion of Convertible Debt and Derivative Liability to Equity		39,932,258
Shares Payable for Asset Acquisition		748,500
Issuance of Warrants for Relief of Liabilities	868,763
Recognition of Right-of-Use Assets for Finance Leases	301,022
Exchange of Series A Preferred Shares and Warrants For Series B Shares and Preferred Warrants	17,082,976
Adjustment of Series B and C Preferred Shares to Redemption Value	14,415,350
Recognition of Right-of-Use Assets for Operating Leases	8,614,907	1,419,650
Conversion of Note Receivable to Equity of Investee	5,461,257
Fair Value of Warrants Issued in Connection with Debt	$ 89,250	3,276,764
Derivative Liability Incurred Upon Issuance of Convertible Debt		182,000
Reclass of Shares Payable		$ 2,756,830
Non-Cash Investment and Non-Controlling Interest Addition	2,445,000	—
Interest Capitalized to Property and Equipment	$ 1,043,392
Shares Issued for the Purchase of Property and Equipment		$ 29,250,000
Contingent Liabilities Recognized for the Purchase of Property and Equipment		34,820,000
Contingent Earnout Recorded as a Liability		$ 7,640,334